Related Party Transactions - Summary of Compensation of Key Management Personnel and Transactions with Related Parties (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Short-term employee benefits	$ 1,843,334	$ 1,539,777	$ 2,048,543
Post-employment benefits	89,780	76,623	55,630
Long-term benefits		32,537	13,209
Share-based payments	257,001	418,986	1,011,851
Key management personnel compensation	2,190,115	2,067,923	3,129,233
Francis Abourizk Lightowlers [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Legal services paid / payable to Francis Abourizk Lightowlers, a law firm in which Mr Peter Francis is a partner and has a beneficial interest.	8,212	191,050	116,540
Payment for rent at Francis Abourizk Lightowlers law firm which Mr Peter Francis is a partner and has a beneficial interest			11,102
NewStar Ventures Ltd [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Consultancy fees for executive duties paid/payable to NewStar Ventures Ltd, a corporation in which Dr John Chiplin is a director and has a beneficial interest.		32,133	165,983
Annabel West [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Annabel West, the wife of Greg West, our former Chief Executive Officer, was employed as a part-time clerical and administrative assistant.	$ 42,278	$ 36,248	$ 47,722